Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 7,947,000	$ 8,877,000
Interest-earning deposits with banks	64,447,000	72,851,000
Securities available for sale, at fair value	100,280,000	91,638,000
Loans held for sale	1,139,000	5,373,000
Loans:
Loans held for investment	307,348,000	329,183,000
Less allowance for loan losses	(5,095,000)	(6,801,000)
Net loans held for investment	302,253,000	322,382,000
Premises and equipment, net	13,781,000	14,952,000
Interest receivable	1,747,000	1,753,000
Restricted stock	1,184,000	2,265,000
Bank owned life insurance	6,516,000	6,394,000
Other real estate owned	7,170,000	8,713,000
Other assets	10,856,000	9,809,000
Total assets	517,320,000	545,007,000
Deposits:
Demand noninterest-bearing	74,493,000	70,347,000
Interest checking and money market accounts	228,933,000	211,066,000
Savings deposits	41,512,000	43,336,000
Time deposits, $100,000 and over	44,690,000	53,449,000
Other time deposits	64,080,000	79,414,000
Total deposits	453,708,000	457,612,000
Short-term borrowed funds	5,509,000	18,690,000
Long-term debt	11,163,000	12,673,000
Interest payable	224,000	270,000
Other liabilities	4,491,000	11,449,000
Total liabilities	475,095,000	500,694,000
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS' EQUITY
Discount on preferred stock	(500,000)	(100,000)
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 7,445,931 and 7,502,496	9,307,000	9,378,000
Additional paid-in capital	11,922,000	12,201,000
Unearned ESOP compensation	(989,000)	(875,000)
Undivided profits	10,289,000	10,138,000
Accumulated other comprehensive income (loss)	(562,000)	1,487,000
Total Uwharrie Capital shareholders' equity	29,967,000	42,729,000
Noncontrolling interest	10,542,000
Total shareholders' equity	40,509,000	42,729,000
Total liabilities and shareholders' equity	517,320,000	545,007,000
Common Stock [Member] | Employee Stock Ownership Plan [Member]
Deposits:
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP) (Note 17)	1,716,000	1,584,000
Preferred Stock Series A [Member]
SHAREHOLDERS' EQUITY
Preferred stock		10,000,000
Preferred Stock Series B [Member]
SHAREHOLDERS' EQUITY
Preferred stock		500,000
Noncontrolling interest		$ 7,700,000